Basis of Presentation and Summary of Significant Accounting Policies - Going Concern and Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2023 USD ($)
Unusual or Infrequent Item, or Both
Cash and cash equivalents	¥ 106,347	¥ 605,454		$ 755
Total revenues	6,827,943	6,954,057	¥ 5,409,825
Relaxation Salon Segment
Unusual or Infrequent Item, or Both
Total revenues	¥ 6,059,851	¥ 5,972,913	¥ 5,196,540